Balance Sheet Components	12 Months Ended
Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

5. Balance Sheet Components

Inventories

Inventories consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Raw materials	$13,029	$11,335
Work-in-progress	68	—
Finished goods	20,495	14,084

Total Inventories	$33,592	$25,419

Property and equipment, net

Property and equipment, net consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Furniture and fixtures	$1,594	$1,347
Computers and software	5,384	4,350
Machinery and equipment	10,605	7,614
Tooling	7,705	6,299
Leasehold improvements	9,398	8,869
Owned and operated systems	17,703	8,422
Construction in progress	2,462	5,796

	54,851	42,697

Less: Accumulated depreciation	(24,863)	(14,756)

Total Property and Equipment, Net	$29,988	$27,941

Depreciation expense for the years ended January 31, 2021, 2020, and 2019 was $10.1 million, $7.1 million, and $3.9 million, respectively.

Amortization expense for intangible assets for the years ended January 31, 2020 and 2019 was $0.6 million and $0.2 million, respectively. There was no amortization expense for the year ended January 31, 2021.

Accrued and other current liabilities

Accrued and other current liabilities consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Accrued expenses	$18,404	$11,335
Refundable customer deposits	6,482	5,241
Payroll and related expenses	7,547	6,727
Taxes payable	5,213	5,348
Operating lease liabilities, current	2,393	3,979
Warranty accruals	3,000	2,000
Other liabilities	4,123	3,029

Total Accrued and Other Current Liabilities	$47,162	$37,659